UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund:	BlackRock Funds II
Prepared Portfolio 2010
Prepared Portfolio 2015
Prepared Portfolio 2020
Prepared Portfolio 2025
Prepared Portfolio 2030
Prepared Portfolio 2035
Prepared Portfolio 2040
Prepared Portfolio 2045
Prepared Portfolio 2050

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Funds II, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 – 01/31/2008

Item 1 – Schedule of Investments

Schedules of Investments As of January 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Prepared Portfolio 2010

	Number of Shares	Value
Affiliated Investment Companies — 100.1%
Equity Funds — 51.6%
BlackRock Capital Appreciation Portfolio(b)	12,063	$205,315
BlackRock EuroFund	5,594	101,696
BlackRock Global Dynamic Equity Fund	25,211	332,282
BlackRock Latin America Fund, Inc.	574	35,511
BlackRock Pacific Fund, Inc.	3,748	99,141
BlackRock Small Cap Core Equity Portfolio	8,363	142,930
Master Basic Value Trust	22,985	208,313
Master Large Cap Core Portfolio	30,004	271,038

		1,396,226

Fixed Income Funds — 48.5%
BlackRock High Yield Bond Portfolio	8,596	64,814
BlackRock Inflation Protected Bond Portfolio	12,415	132,223
BlackRock International Bond Portfolio	16,225	198,761
BlackRock Total Return Fund	78,624	915,187

		1,310,985

Money Market Fund — 0.0%
BlackRock Liquidity Funds TempFund Portfolio	220	220

TOTAL AFFILIATED INVESTMENT COMPANIES — 100.1% (Cost $2,735,944(a))		2,707,431
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(2,284)

NET ASSETS — 100.0%		$2,705,147

(a) Cost for federal income tax purposes is $2,741,354. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
Gross unrealized appreciation		$7,207
Gross unrealized depreciation		(41,130)

		$(33,923)

(b)	Non-income producing security.

Prepared Portfolio 2015

	Number of Shares	Value
Affiliated Investment Companies — 101.5%
Equity Funds — 54.6%
BlackRock Capital Appreciation Portfolio(b)	6,621	$112,682
BlackRock EuroFund	3,144	57,159
BlackRock Global Dynamic Equity Fund	14,106	185,919
BlackRock Latin America Fund, Inc.	309	19,126
BlackRock Pacific Fund, Inc.	1,994	52,732
BlackRock Small Cap Core Equity Portfolio	4,633	79,184
Master Basic Value Trust	12,686	114,970
Master Large Cap Core Portfolio	16,524	149,268

		771,040

Fixed Income Funds — 45.4%
BlackRock High Yield Bond Portfolio	4,123	31,091
BlackRock Inflation Protected Bond Portfolio	6,110	65,069
BlackRock International Bond Portfolio	7,931	97,154
BlackRock Total Return Fund	38,461	447,687

		641,001

Money Market Fund — 1.5%
BlackRock Liquidity Funds TempFund Portfolio	20,906	20,906

TOTAL AFFILIATED INVESTMENT COMPANIES — 101.5% (Cost $1,478,141(a))		1,432,947
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(21,081)

NET ASSETS — 100.0%		$1,411,866

(a) Cost for federal income tax purposes is $1,485,054. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
Gross unrealized appreciation		$4,747
Gross unrealized depreciation		(56,854)

		$(52,107)

(b)	Non-income producing security.

JANUARY 31, 2008	1

Schedules of Investments (continued) As of January 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Prepared Portfolio 2020

	Number of Shares	Value
Affiliated Investment Companies — 98.8%
Equity Funds — 59.2%
BlackRock Capital Appreciation Portfolio(b)	18,032	$306,900
BlackRock EuroFund	9,149	166,329
BlackRock Global Dynamic Equity Fund	39,474	520,263
BlackRock Latin America Fund, Inc.	842	52,138
BlackRock Pacific Fund, Inc.	5,446	144,036
BlackRock Small Cap Core Equity Portfolio	12,913	220,679
Master Basic Value Trust	34,463	312,318
Master Large Cap Core Portfolio	44,624	403,099

		2,125,762

Fixed Income Funds — 38.9%
BlackRock High Yield Bond Portfolio	8,907	67,158
BlackRock Inflation Protected Bond Portfolio	13,357	142,256
BlackRock International Bond Portfolio	17,356	212,608
BlackRock Total Return Fund	83,926	976,896

		1,398,918

Money Market Fund — 0.7%
BlackRock Liquidity Funds TempFund Portfolio	25,064	25,064

TOTAL AFFILIATED INVESTMENT COMPANIES — 98.8% (Cost $3,770,260(a))		3,549,744
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		43,533

NET ASSETS — 100.0%		$3,593,277

(a) Cost for federal income tax purposes is $3,799,382. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
Gross unrealized appreciation		$28,869
Gross unrealized depreciation		(278,507)

		$(249,638)

(b)	Non-income producing security.

Prepared Portfolio 2025

	Number of Shares	Value
Affiliated Investment Companies — 102.4%
Equity Funds — 69.8%
BlackRock Capital Appreciation Portfolio(b)	8,833	$150,330
BlackRock EuroFund	4,403	80,050
BlackRock Global Dynamic Equity Fund	19,152	252,420
BlackRock Latin America Fund, Inc.	410	25,383
BlackRock Pacific Fund, Inc.	2,681	70,913
BlackRock Small Cap Core Equity Portfolio	6,278	107,298
Master Basic Value Trust	16,879	152,968
Master Large Cap Core Portfolio	21,892	197,759

		1,037,121

Fixed Income Funds — 30.0%
BlackRock High Yield Bond Portfolio	2,883	21,738
BlackRock Inflation Protected Bond Portfolio	4,242	45,172
BlackRock International Bond Portfolio	5,523	67,660
BlackRock Total Return Fund	26,724	311,065

		445,635

Money Market Fund — 2.6%
BlackRock Liquidity Funds TempFund Portfolio	38,696	38,696

TOTAL AFFILIATED INVESTMENT COMPANIES — 102.4% (Cost $1,591,217(a))		1,521,452
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(35,997)

NET ASSETS — 100.0%		$1,485,455

(a) Cost for federal income tax purposes is $1,610,842. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
Gross unrealized appreciation		$10,050
Gross unrealized depreciation		(99,440)

		$(89,390)

(b)	Non-income producing security.

2	JANUARY 31, 2008

Schedules of Investments (continued) As of January 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Prepared Portfolio 2030

	Number of Shares	Value
Affiliated Investment Companies — 103.9%
Equity Funds — 86.5%
BlackRock Capital Appreciation Portfolio(b)	15,247	$259,502
BlackRock EuroFund	7,542	137,119
BlackRock Global Dynamic Equity Fund	32,940	434,150
BlackRock Latin America Fund, Inc.	710	43,981
BlackRock Pacific Fund, Inc.	4,601	121,710
BlackRock Small Cap Core Equity Portfolio	10,854	185,497
Master Basic Value Trust	29,167	264,316
Master Large Cap Core Portfolio	37,901	342,382

		1,788,657

Fixed Income Funds — 17.4%
BlackRock High Yield Bond Portfolio	2,317	17,473
BlackRock Inflation Protected Bond Portfolio	3,434	36,575
BlackRock International Bond Portfolio	4,454	54,564
BlackRock Total Return Fund	21,608	251,512

		360,124

TOTAL AFFILIATED INVESTMENT COMPANIES — 103.9% (Cost $2,336,197(a))		2,148,781
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(80,425)

NET ASSETS — 100.0%		$2,068,356

(a) Cost for federal income tax purposes is $2,350,826. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
Gross unrealized appreciation		$5,052
Gross unrealized depreciation		(207,097)

		$(202,045)

(b)	Non-income producing security.

Prepared Portfolio 2035

	Number of Shares	Value
Affiliated Investment Companies — 100.2%
Equity Funds — 89.3%
BlackRock Capital Appreciation Portfolio(b)	7,087	$120,621
BlackRock EuroFund	3,620	65,816
BlackRock Global Dynamic Equity Fund	15,548	204,918
BlackRock Latin America Fund, Inc.	331	20,469
BlackRock Pacific Fund, Inc.	2,144	56,699
BlackRock Small Cap Core Equity Portfolio	5,080	86,812
Master Basic Value Trust	13,511	122,446
Master Large Cap Core Portfolio	17,501	158,089

		835,870

Fixed Income Funds — 10.8%
BlackRock High Yield Bond Portfolio	648	4,884
BlackRock Inflation Protected Bond Portfolio	960	10,226
BlackRock International Bond Portfolio	1,244	15,242
BlackRock Total Return Fund	6,041	70,314

		100,666

Money Market Fund — 0.1%
BlackRock Liquidity Funds TempFund Portfolio	750	750

TOTAL AFFILIATED INVESTMENT COMPANIES — 100.2% (Cost $1,021,698(a))		937,286
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(1,750)

NET ASSETS — 100.0%		$935,536

(a) Cost for federal income tax purposes is $1,032,784. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
Gross unrealized appreciation		$1,003
Gross unrealized depreciation		(96,501)

		$(95,498)

(b)	Non-income producing security.

JANUARY 31, 2008	3

Schedules of Investments (continued) As of January 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Prepared Portfolio 2040

	Number of Shares	Value
Affiliated Investment Companies — 99.3%
Equity Funds — 88.8%
BlackRock Capital Appreciation Portfolio(b)	6,005	$102,205
BlackRock EuroFund	3,079	55,980
BlackRock Global Dynamic Equity Fund	13,168	173,555
BlackRock Latin America Fund, Inc.	279	17,302
BlackRock Pacific Fund, Inc.	1,813	47,964
BlackRock Small Cap Core Equity Portfolio	4,319	73,814
Master Basic Value Trust	11,447	103,736
Master Large Cap Core Portfolio	14,835	134,013

		708,569

Fixed Income Funds — 10.4%
BlackRock High Yield Bond Portfolio	534	4,023
BlackRock Inflation Protected Bond Portfolio	791	8,429
BlackRock International Bond Portfolio	1,025	12,554
BlackRock Total Return Fund	4,979	57,951

		82,957

Money Market Fund — 0.1%
BlackRock Liquidity Funds TempFund Portfolio	978	978

TOTAL AFFILIATED INVESTMENT COMPANIES — 99.3% (Cost $862,804(a))		792,504
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		5,270

NET ASSETS — 100.0%		$797,774

(a) Cost for federal income tax purposes is $879,856. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
Gross unrealized appreciation		$793
Gross unrealized depreciation		(88,145)

		$(87,352)

(b)	Non-income producing security.

Prepared Portfolio 2045

	Number of Shares	Value
Affiliated Investment Companies — 99.9%
Equity Funds — 89.4%
BlackRock Capital Appreciation Portfolio(b)	1,712	$29,136
BlackRock EuroFund	887	16,126
BlackRock Global Dynamic Equity Fund	3,800	50,086
BlackRock Latin America Fund, Inc.	80	4,935
BlackRock Pacific Fund, Inc.	519	13,724
BlackRock Small Cap Core Equity Portfolio	1,241	21,207
Master Basic Value Trust	3,272	29,649
Master Large Cap Core Portfolio	4,221	38,130

		202,993

Fixed Income Funds — 10.5%
BlackRock High Yield Bond Portfolio	154	1,158
BlackRock Inflation Protected Bond Portfolio	229	2,437
BlackRock International Bond Portfolio	296	3,629
BlackRock Total Return Fund	1,438	16,733

		23,957

TOTAL AFFILIATED INVESTMENT COMPANIES — 99.9% (Cost $250,184(a))		226,950
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		230

NET ASSETS — 100.0%		$227,180

(a) Cost for federal income tax purposes is $256,240. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
Gross unrealized appreciation		$240
Gross unrealized depreciation		(29,530)

		$(29,290)

(b)	Non-income producing security.

4	JANUARY 31, 2008

Schedules of Investments (concluded) As of January 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Prepared Portfolio 2050

	Number of Shares	Value
Affiliated Investment Companies — 101.5%
Equity Funds — 90.9%
BlackRock Capital Appreciation Portfolio(b)	964	$16,415
BlackRock EuroFund	493	8,958
BlackRock Global Dynamic Equity Fund	2,116	27,888
BlackRock Latin America Fund, Inc.	45	2,783
BlackRock Pacific Fund, Inc.	292	7,715
BlackRock Small Cap Core Equity Portfolio	689	11,782
Master Basic Value Trust	1,839	16,663
Master Large Cap Core Portfolio	2,382	21,515

		113,719

Fixed Income Funds — 10.6%
BlackRock High Yield Bond Portfolio	86	646
BlackRock Inflation Protected Bond Portfolio	127	1,352
BlackRock International Bond Portfolio	164	2,015
BlackRock Total Return Fund	799	9,298

		13,311

TOTAL AFFILIATED INVESTMENT COMPANIES — 101.5% (Cost $139,433(a))		127,030
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(1,862)

NET ASSETS — 100.0%		$125,168

(a) Cost for federal income tax purposes is $141,747. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
Gross unrealized appreciation		$517
Gross unrealized depreciation		(15,234)

		$(14,717)

(b)	Non-income producing security.

JANUARY 31, 2008	5

Item 2 – Controls and Procedures

2(a)–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: March 24, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: March 24, 2008